Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and due from banks	$ 23,668	$ 15,675
Other interest-bearing deposits	27,326	77,775
Cash and cash equivalents	50,994	93,450
Certificates of deposit in other banks	1,000	0
Available-for-sale debt securities, at fair value	218,652	188,742
Other investments	5,149	6,300
Loans held for investment	1,466,160	1,539,147
Allowance for credit losses	(22,044)	(23,744)
Net loans	1,444,116	1,515,403
Loans held for sale	0	3,884
Premises and equipment - net	31,166	32,047
Other real estate owned - net	1,446	1,744
Cash surrender value bank-owned life insurance	38,912	2,624
Accrued interest receivable and other assets	33,750	31,156
Total assets	1,825,185	1,875,350
Deposits
Non-interest bearing demand	385,022	402,241
Savings, interest checking and money market	846,339	846,452
Time deposits	301,821	322,151
Total deposits	1,533,182	1,570,844
Federal Home Loan Bank advances and other borrowings	81,525	107,000
Subordinated notes	49,486	49,486
Operating lease liabilities	1,678	1,213
Accrued interest payable and other liabilities	9,767	10,722
Total liabilities	1,675,638	1,739,265
Stockholders’ equity:
Common stock, $1 par value, authorized 15,000,000 shares; issued 7,554,893 shares	7,555	7,555
Surplus	76,857	76,818
Retained earnings	89,542	76,464
Accumulated other comprehensive loss, net of tax	(12,443)	(13,762)
Treasury stock; 566,268, and 515,570 shares, at cost, respectively	(11,964)	(10,990)
Total stockholders’ equity	149,547	136,085
Total liabilities and stockholders’ equity	$ 1,825,185	$ 1,875,350